Selected Quarterly Financial Information - Schedule of Selected Quarterly Financial Information (unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Total revenues	$ 439		$ 415	$ 407	$ 391		$ 370	$ 381	$ 373	$ 360	$ 361	$ 838		$ 761		$ 1,583		$ 1,475		$ 1,317
Total operating expenses	348		339	333	304		284	291	281	286	296	664		588		1,260		1,154		1,004
Income before income taxes	84		65	68	80		80	83	85	67	57	160		160		293		292		280
Net income(loss)	$ 51		$ 38	$ 35	$ 47		$ 48	$ 49	$ 51	$ 40	$ 34	$ 101		$ 95		$ 168	[1]	$ 174		$ 167
Basic and diluted	$ 0.51	[2]	$ 0.38	$ 0.35	$ 0.48	[2]	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34	$ 1.02	[2]	$ 0.96	[2]	$ 1.70	[3]	$ 1.76	[3]	$ 1.69	[3]

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	For the three and six months ended June 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 11: Earnings Per Share for additional information.
[3]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.